Business combinations - Goodwill (Details) - GBP (£)	Jun. 30, 2020	Dec. 17, 2019	Nov. 01, 2019	Jun. 30, 2019	[1]	Dec. 29, 2017
Disclosure of detailed information about business combination [line items]
Goodwill	£ 56,885,000			£ 36,760,000
Exozet GmbH
Disclosure of detailed information about business combination [line items]
Consideration transferred		£ 18,715,000
Fair value of identifiable net assets		(6,822,000)
Goodwill		£ 11,893,000
Intuitus Limited
Disclosure of detailed information about business combination [line items]
Consideration transferred			£ 14,023,000
Fair value of identifiable net assets			(5,454,000)
Goodwill			8,569,000
Goodwill expected to be deductible for tax purposes			£ 0
Velocity Partners
Disclosure of detailed information about business combination [line items]
Consideration transferred						£ 44,887,000
Fair value of identifiable net assets						(20,675,000)
Goodwill						£ 24,212,000

[1]	(1) See note 3C for additional details